Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Historically, the Compensation Committee periodically has issued time-based stock options to NEOs to provide for retention and motivation, fostering an ownership culture, and alignment with the long-term interests with stockholders. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the release of material nonpublic information based on equity award grant dates.
Award Timing Method	Historically, the Compensation Committee periodically has issued time-based stock options to NEOs to provide for retention and motivation, fostering an ownership culture, and alignment with the long-term interests with stockholders. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the release of material nonpublic information based on equity award grant dates.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Historically, the Compensation Committee periodically has issued time-based stock options to NEOs to provide for retention and motivation, fostering an ownership culture, and alignment with the long-term interests with stockholders. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the release of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false